Unaudited Condensed Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)
Cash flows from operating activities:
Net cash provided by operating activities	$ 52,886	¥ 378,011	¥ 386,934
Cash flows from investing activities:
Purchase of property, plant and equipment	(1,811)	(12,941)	(16,274)
Refund of prepayment for property, plant and equipment	977	6,984
Proceeds from disposal of property, plant and equipment	102	728	326
Net cash used in investing activities	(732)	(5,229)	(15,948)
Cash flows from financing activities:
Payment for dividends to shareholders			(18,173)
Payment for dividends to holder of non-controlling interests	(565)	(4,039)
Net cash used in financing activities	(565)	(4,039)	(18,173)
Effect of foreign currency exchange rate change on cash and cash equivalents	235	1,681	7,827
Net increase in cash and cash equivalents	51,824	370,424	360,640
Cash and cash equivalents at beginning of year	699,226	4,997,861	4,250,610
Cash and cash equivalents at end of year	751,050	5,368,285	4,611,250
Supplemental disclosures of cash flow information:
Cash paid for income taxes	$ 5,385	¥ 38,493	¥ 35,940